Schedule of Deposit for an acquisition (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Deposit for an acquisition	[1]		$ 3,920,925	$ 3,370,757
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposit for an acquisition	[1]	$ 2,869,949
Less: Long term portion
Deposit for an acquisition - current portion		$ 2,869,949	$ 3,920,925	$ 3,370,757

[1]	As at December 31, 2023, the Group had a deposit for an acquisition include the amounts of S$618,286 which is the outstanding balance of a loan facility that the Group, on May 26, 2023, offered to Ohmyhome Property Inc. to support working capital for budding real estate agency Ohmyhome Property Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property Inc. The Group intends to acquire Ohmyhome Property Inc. and the amount due from Ohmyhome Property Inc. will be taken into consideration in the potential acquisition, and the balance may be used as injection into the share capital of Ohmyhome Property Inc. The transaction was subsequently completed on January 23, 2025 and Ohmyhome Property Inc. has become a wholly owned subsidiary of Ohmyhome (BVI) Limited.